RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
NOTE 13 - RELATED PARTY TRANSACTIONS

Certain directors and executive officers of the Company and companies in which they have significant ownership interest were customers of the Bank during 2012.  Total loans to such persons and their companies amounted to $3,944,000 as of December 31, 2012.  During the year ended December 31, 2012 principal payments totaled $2,290,000 and advances amounted to $1,427,000.

Deposits from related parties held by the Company as of December 31, 2012 and 2011 amounted to $4,669,000 and $813,000, respectively.

During 2012 and 2011, the Company paid $64,000 and $61,000, respectively, for rent and related expenses of the Company’s Granby branch office to a company of which a bank director is a principal.  The rent expense for the Granby branch included in Note 10 amounted to $43,000 in 2012 and $45,000 in 2011.